Accumulated other comprehensive income (loss)	12 Months Ended
Dec. 31, 2011
Accumulated other comprehensive income (loss)
21.	Accumulated other comprehensive income (loss)

As of December 31, 2011, 2010 and 2009 the breakdown of accumulated other comprehensive income (loss) related to investment securities available-for-sale and derivative financial instruments, and foreign currency translation is as follows:

			Foreign currency
	Securities	Derivative	translation
	available-	financial	adjustment,
(In thousands of US$)	for-sale	instruments	net of hedges	Total
Balance as of January 1, 2009	(66,151)	(5,964)	-	(72,115)
Net unrealized gains (losses) arising from the year	63,556	1,971	-	65,527
Reclassification adjustment for (gains) losses included in net income (1)	(649)	1,077	-	428
Balance as of December 31, 2009	(3,244)	(2,916)	-	(6,160)
Net unrealized gains (losses) arising from the year	2,325	1,391	-	3,716
Reclassification adjustment for (gains) losses included in net income (1)	(2,825)	(1,172)	-	(3,997)
Balance as of December 31, 2010	(3,744)	(2,697)	-	(6,441)
Net unrealized gains (losses) arising from the year	4,095	1,097	-	5,192
Reclassification adjustment for (gains) losses included in net income (1)	(2,079)	960	-	(1,119)
Foreign currency translation adjustment, net	-	-	(744)	(744)
Balance as of December 31, 2011	(1,728)	(640)	(744)	(3,112)

(1)	Reclassification adjustments include amounts recognized in net income during the current year that had been part of other comprehensive income (loss) in this and previous years.